Consolidated Statements of Operations (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
General and administrative expenses, related party amount	[1]	$ 16,083,206	$ 17,972,828
Interest expense including related party amount	[2]	186,903	50,454
Finance charge	[3]	333,055	7,579,713
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
General and administrative expenses, related party amount			143,057
Interest expense including related party amount		58,651	20,937
Finance charge			$ 3,875,000

[1]	Includes related party amounts of nil and $143,057 for the year ended December 31, 2025, and December 31, 2024, respectively.
[2]	Includes related party amounts of $58,651 and $20,937 for the year ended December 31, 2025, and December 31, 2024, respectively.
[3]	Includes related party amounts of